Postretirement Health-Care And Life-Insurance Plans (Schedule Of Funded Status Of Postretirement Health-Care And Life-Insurance Plans) (Details) (USD $) In Millions	12 Months Ended
	Jul. 02, 2011	Jul. 03, 2010	Jun. 27, 2009
Fair value of plan assets	$ 4,521
Postretirement Health-Care And Life Insurance Plan [Member]
Beginning of year	104	89
Service cost	2	1	3
Interest cost	5	6	8
Net benefits paid	(9)	(12)
Plan participant contributions	2	1
Actuarial (gain) loss	(12)	13
Plan amendments/Other		7
Foreign exchange	1	(1)
End of year	93	104	89
Fair value of plan assets	1
Funded status	(92)	(104)
Accrued liabilities	(7)	(9)
Other liabilities	(85)	(95)
Total liability recognized	(92)	(104)
Unamortized prior service credit	(137)	(157)
Unamortized net actuarial loss	26	51
Unamortized net initial asset	(3)	(5)
Total	$ (114)	$ (111)